Long Term Investments	6 Months Ended
Jun. 30, 2025
Long Term Investments [Abstract]
LONG TERM INVESTMENTS

7. LONG TERM INVESTMENTS

The Group’s long-term investments include equity investments accounted for using the measurement alternative and investments accounted for using equity method.

Equity investments accounted for using the measurement alternative

On October 21, 2024, the Group acquired a 10% equity interest in LD Global Logistics Inc. (“LD”), a licensed customs broker based in Georgia, USA, by issuing 117,115 Class A ordinary shares as consideration.

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of June 30, 2025, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB700,047 (US$97,791). During the six months ended June 30, 2025, the equity investment was remeasured and no impairment was recognized based on management’s assessment. Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the six months ended June 30, 2025 was nil.

Equity investments accounted for using equity method

On October 21, 2024, the Group acquired a 20% equity interest in HYTX Warehouse No.3 LLC (“Warehouse No.3”) by issuing 1,680,016 Class A ordinary shares as consideration to the original shareholders. Warehouse No.3 operates an approximate 70,000 square-foot warehouse located in California. The fair value of the consideration was RMB10,042,180 (US$ 1,402,813) based on the closing price at the acquisition date.

On October 21, 2024, the Group acquired a 49% stake in HYTX Warehouse No.10 LLC (“Warehouse No.10”) by issuing 1,568,457 Class A ordinary shares as consideration to the original shareholders. Warehouse No.10 operates a 43,000 square-foot warehouse located in California. The fair value of the consideration was RMB 9,375,343 (US$ 1,309,662) based on the closing price at the acquisition date.

The Group recorded its share of income of RMB298,009 (US$41,629) from Warehouse No.3 and its share of loss of RMB 74,642 (US$10,427) from Warehouse No.10 for the six months ended June 30, 2025, respectively. For the six months ended June 30, 2025, no impairment losses were recorded for these equity investments accounted for using equity method.

None of equity method investments was considered individually material for the six months ended June 30, 2025. Considering the total equity investments accounted for using equity method is over 10% of the Group’s total asset, the Group summarized the unaudited interim condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the six months ended June 30, 2025
	RMB	US$
Operating data:
Revenues	11,533,574	1,611,149
Gross profit	1,527,032	213,314
Operating income	1,392,120	194,468
Net income	1,337,714	186,868
Net income attributable to the Group	223,367	31,203